Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Commitments to purchase property, plant and equipment	€ 694	€ 583
Short term lease expense	121	117
Low value lease expense	57	64
Income from sublet properties	10	11
Total cash outflows for leases	€ 458	€ 465
Freehold buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Land and buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Plant and equipment | Bottom of range
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Plant and equipment | Top of range
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years